Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Noncurrent Liabilities

	2022 £m	2021 £m

Accruals	11	13

Deferred income	83	85

Other payables	805	823

	899	921